Share based payments - Restricted stock units - Rollforward (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share based payments
Outstanding at the beginning of the year	5,541,117	4,626,782	3,970,807
Granted during the period	2,173,335	1,699,690	1,235,245
Forfeited during the year	(40,376)	(30,750)	(12,000)
Outstanding at the end of the year	6,929,111	5,541,117	4,626,782
Restricted Stock Units (RSUs)
Share based payments
Outstanding at the beginning of the year	213,147	0
Granted during the period	128,769	213,147
Forfeited during the year	(1,052)
Paid in cash during the year	(27,268)
Outstanding at the end of the year	313,596	213,147	0